Reporting Entity	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Reporting Entity
(1) Reporting Entity
Honda Motor Co., Ltd. (the “Company”) is a public company domiciled in Japan. The Company and its subsidiaries (collectively “Honda”) develop, manufacture and distribute motorcycles, automobiles, power products and others throughout the world, and also provide financial services to customers and dealers for the sale of those products. Principal manufacturing facilities are located in Japan, the United States of America, Canada, Mexico, the United Kingdom, Turkey, Italy, France, China, India, Indonesia, Malaysia, Philippines, Thailand, Vietnam, Argentina and Brazil.